Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 4, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.: 333-270997 and 811-23859
Regan Fixed Rate MBS ETF S000091134

To the Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, Regan Total Return Income Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective January 31, 2026, and filed electronically as Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on January 28, 2026.
If you have any questions regarding the enclosed, please do not hesitate to contact Ryan Charles of U.S. Bank Global Fund Services, the Trust’s administrator, at ryan.charles1@usbank.com or (480) 964-6008.
Sincerely,
/s/ Ryan Charles
Ryan Charles
for U.S. Bank Global Fund Services,
the Trust’s Administrator